CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (15,598,000)	$ (7,807,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,214,000	1,193,000
Expense related to modification of warrants	436,000
Depreciation expense	56,000	25,000
Amortization expense	30,000	0
Warrants issued for services provided		99,000
Noncash interest expense		76,000
Changes in assets and liabilities:
Accounts receivable	(6,000)	(2,000)
Inventories	60,000	(138,000)
Prepaid expenses and other assets	(46,000)	(133,000)
Accounts payable	625,000	257,000
Accrued expenses and other liabilities	608,000	355,000
Related party payables	7,000	74,000
Net cash used in operating activities	(12,614,000)	(6,001,000)
Cash flows from investing activities:
Change in restricted cash		(35,000)
Purchases of property and equipment	(38,000)	(228,000)
Net cash used in investing activities	(38,000)	(263,000)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net of $2,500 issuance costs	13,316,000
Proceeds from exercises of stock options	83,000	99,000
Proceeds from exercise of common stock warrants	1,487,000
Net proceeds from issuance of convertible redeemable preferred stock and common stock warrants		7,253,000
Proceeds from issuance of convertible notes payable	500,000	1,020,000
Net cash provided by financing activities	15,386,000	8,372,000
Net increase (decrease) in cash and cash equivalents	2,734,000	2,108,000
Cash and cash equivalents at beginning of year	1,305,000	3,000
Cash and cash equivalents at end of year	4,039,000	2,111,000
Non-cash investing and financing activities:
Conversion of preferred stock to common stock	7,226,000
Conversion of convertible notes payable to common stock		1,847,000
Fair value of beneficial conversion feature issued in connection with convertible notes payable		204,000
Supplemental disclosures:
Income taxes paid	$ 4,000
Convertible Debt Warrant
Non-cash investing and financing activities:
Issuance of common stock warrants		$ 105,000